CAPITAL STOCK - Share-based Compensation Expense (Benefit) in SG&A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 501	$ 1,914	$ 3,291
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	701	467	167
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	(2,057)	866	2,903
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	914	230	512
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	943	448	0
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 0	$ (97)	$ (291)